Post-Employment Obligations And Compensatory Indemnity - Schedule of Deficit Pension Fund Equalization (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$) parcels	Dec. 31, 2021 BRL (R$) parcels	Dec. 31, 2020 BRL (R$) parcels	Dec. 31, 2019 BRL (R$) parcels	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Start of consignment	April de 2024	April de 2023	April 2022	May de 2021
Total amount requested by Forluz	R$ 696	R$ 670	R$ 252	R$ 160
Amount considering contribution parity	R$ 348	R$ 335	R$ 126	R$ 80
Number of parcels | parcels	156	159	158	166
Remuneratory interest	5.51%	5.51%	5.70%	6.00%
Balance deposited on December 31, 2025	R$ 338	R$ 330	R$ 123	R$ 81		R$ (16)